UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-08707

Name of Fund: BlackRock MuniHoldings Quality Fund, Inc. (MUS)

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, BlackRock MuniHoldings Quality

Fund, Inc., 55 East 52nd Street, New York, NY 10055

Registrant’s telephone number, including area code: (800) 882-0052, Option 4

Date of fiscal year end: 04/30/2016

Date of reporting period: 07/31/2015

Item 1 – Schedule of Investments

Schedule of Investments July 31, 2015 (Unaudited)	BlackRock MuniHoldings Quality Fund, Inc. (MUS) (Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
Alabama — 1.8%
City of Birmingham Alabama Special Care Facilities Financing Authority, RB, Children’s Hospital (AGC), 6.00%, 6/01/39	$2,330	$2,664,774
City of Selma Alabama IDB, RB, Gulf Opportunity Zone, International Paper Co. Project, Series A, 5.38%, 12/01/35	565	632,648

		3,297,422
California — 29.9%
California Educational Facilities Authority, RB, University of Southern California, Series A, 5.25%, 10/01/38	2,895	3,234,468
California Health Facilities Financing Authority, RB, Sutter Health, Series B, 6.00%, 8/15/42	1,730	2,050,984
Central Unified School District, GO, Election of 2008, Series A (AGC), 5.63%, 8/01/33	1,325	1,509,811
City & County of San Francisco California Airports Commission, Refunding ARB, 2nd Series A, AMT:
5.50%, 5/01/28	1,085	1,273,193
5.25%, 5/01/33	850	958,766
City & County of San Francisco California Airports Commission, Refunding RB, Series A, AMT, 5.00%, 5/01/44	1,090	1,178,944
City of Los Angeles California Department of Water & Power, RB, Power System, Sub-Series A-1, 5.25%, 7/01/38	1,575	1,738,422
City of San Jose California, Refunding ARB, Series A-1, AMT:
5.50%, 3/01/30	2,400	2,697,096
5.75%, 3/01/34	2,180	2,499,719
City of Sunnyvale California, Refunding RB, 5.25%, 4/01/40	1,605	1,811,997
County of Sacramento California, ARB, Senior Series A (AGC), 5.50%, 7/01/41	2,100	2,334,066
County of Ventura California Community College District, GO, Election of 2002, Series C, 5.50%, 8/01/18 (a)	1,850	2,100,934
Kern Community College District, GO, Safety, Repair & Improvement, Election of 2002, Series C, 5.50%, 11/01/33	1,420	1,671,993
Municipal Bonds	Par (000)	Value
California (concluded)
Los Angeles Community College District California, GO, Election of 2008, Series C, 5.25%, 8/01/39	$1,000	$1,164,390
Oceanside Unified School District, GO, Series A (AGC), 5.25%, 8/01/33	1,825	2,003,832
Redondo Beach Unified School District, GO, Election of 2008, Series E, 5.50%, 8/01/34	1,335	1,558,706
Riverside County Public Financing Authority, RB, Capital Facilities Project, 5.25%, 11/01/40	2,500	2,841,625
San Pablo Joint Powers Financing Authority, Refunding, Tax Allocation Bonds, CAB (NPFGC) (b):
0.00%, 12/01/24	2,635	1,592,857
0.00%, 12/01/25	2,355	1,346,212
0.00%, 12/01/26	2,355	1,266,755
Sequoia Union High School District, GO, Refunding, Election of 2004, Series B (AGM), 5.50%, 7/01/16 (a)	3,150	3,300,412
State of California, GO, Various Purpose, 5.00%, 4/01/43	4,500	5,027,175
State of California Public Works Board, LRB, Various Capital Projects, Series I:
5.50%, 11/01/30	1,500	1,795,200
5.50%, 11/01/31	2,465	2,934,139
State of California Public Works Board, RB, Department of Corrections & Rehabilitation, Series F, 5.25%, 9/01/33	725	844,125
Township of Washington California Health Care District, GO, Election of 2004, Series B, 5.50%, 8/01/40	540	632,772
University of California, Refunding RB, The Regents of Medical Center, Series J, 5.25%, 5/15/38	4,070	4,653,068

		56,021,661
Colorado — 2.2%
City & County of Denver Colorado Airport System, ARB, Series A, AMT:
5.50%, 11/15/28	1,000	1,158,850
5.50%, 11/15/30	340	390,915
5.50%, 11/15/31	405	463,134

BLACKROCK MUNIHOLDINGS QUALITY FUND, INC.	JULY 31, 2015	1

Schedule of Investments (continued)	BlackRock MuniHoldings Quality Fund, Inc. (MUS) (Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
Colorado (concluded)
Colorado Health Facilities Authority, RB, Hospital, NCMC, Inc. Project, Series B (AGM), 6.00%, 5/15/26	$1,900	$2,128,057

		4,140,956
District of Columbia — 1.2%
District of Columbia Water & Sewer Authority, Refunding RB, Series A, 5.50%, 10/01/39	2,000	2,224,280
Florida — 13.2%
City of Jacksonville Florida, Refunding RB, Series A, 5.25%, 10/01/33	400	463,176
City of St. Petersburg Florida Public Utility Revenue, Refunding RB (NPFGC), 5.00%, 10/01/15 (a)	2,795	2,817,612
County of Hillsborough Florida Aviation Authority, Refunding ARB, Tampa International Airport, Series A, AMT, 5.50%, 10/01/29	1,735	1,982,186
County of Lee Florida, Refunding ARB, Series A, AMT, 5.38%, 10/01/32	1,500	1,662,210
County of Miami-Dade Florida, RB, Seaport:
Series A, 5.38%, 10/01/33	1,015	1,144,128
Series A, 6.00%, 10/01/38	1,000	1,199,780
Series B, AMT, 6.25%, 10/01/38	460	561,586
Series B, AMT, 6.00%, 10/01/42	615	720,497
County of Miami-Dade Florida Aviation, Refunding ARB, Series A, AMT, 5.00%, 10/01/31	2,900	3,224,336
County of Orange Florida School Board, COP, Series A (AGC), 5.50%, 8/01/34	4,645	5,179,686
Reedy Creek Improvement District, GO, Series A, 5.25%, 6/01/32	1,040	1,189,739
Tohopekaliga Water Authority, Refunding RB, Series A, 5.25%, 10/01/36	3,995	4,567,563

		24,712,499
Hawaii — 0.5%
State of Hawaii, Department of Transportation, COP, AMT:
5.25%, 8/01/25	425	495,775
Municipal Bonds	Par (000)	Value
Hawaii (concluded)
State of Hawaii, Department of Transportation, COP, AMT (concluded):
5.25%, 8/01/26	$460	$532,041

		1,027,816
Illinois — 21.0%
City of Chicago Illinois, GARB, O’Hare International Airport, 3rd Lien:
Series A, 5.75%, 1/01/39	1,145	1,312,777
Series C, 6.50%, 1/01/41	5,225	6,277,524
City of Chicago Illinois, Refunding RB, Sales Tax, Series A, 5.25%, 1/01/38	1,000	1,044,760
City of Chicago Illinois Midway International Airport, Refunding GARB, 2nd Lien, Series A, 5.00%, 1/01/41	1,000	1,051,850
City of Chicago Illinois Midway International Airport, Refunding RB, AMT, Series A, 5.00%, 1/01/32	4,000	4,298,120
City of Chicago Illinois Transit Authority, RB:
Federal Transit Administration, Section 5309, Series A (AGC), 6.00%, 12/01/18 (a)	2,000	2,231,300
Sales Tax Receipts, 5.25%, 12/01/36	1,000	1,062,940
Sales Tax Receipts, 5.25%, 12/01/40	1,790	1,883,295
Sales Tax Receipts, 5.00%, 12/01/44	2,455	2,566,604
City of Chicago Illinois Wastewater Transmission, RB, 2nd Lien, 5.00%, 1/01/42	2,050	2,103,054
County of Cook Illinois Community College District No. 508, GO, City College of Chicago:
5.50%, 12/01/38	2,250	2,567,475
5.25%, 12/01/43	4,165	4,624,108
Illinois State Toll Highway Authority, RB, Series A, 5.00%, 1/01/40	1,150	1,274,131
Railsplitter Tobacco Settlement Authority, RB:
5.50%, 6/01/23	1,405	1,622,873
6.00%, 6/01/28	400	470,764
State of Illinois, GO:
5.25%, 2/01/31	875	912,765
5.25%, 2/01/32	1,355	1,407,696

2	BLACKROCK MUNIHOLDINGS QUALITY FUND, INC.	JULY 31, 2015

Schedule of Investments (continued)	BlackRock MuniHoldings Quality Fund, Inc. (MUS) (Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
Illinois (concluded)
State of Illinois, GO (concluded):
5.50%, 7/01/33	$2,000	$2,151,180
5.50%, 7/01/38	425	450,411

		39,313,627
Indiana — 3.8%
Indiana Finance Authority, RB, Private Activity Bond, Ohio River Bridges, Series A, AMT, 5.00%, 7/01/40	565	590,894
Indianapolis Local Public Improvement Bond Bank, RB, Series F, 5.25%, 2/01/36	3,055	3,447,781
Indianapolis Local Public Improvement Bond Bank, Refunding RB, Waterworks Project, Series A (AGC), 5.50%, 1/01/38	2,780	3,131,142

		7,169,817
Louisiana — 1.6%
Lake Charles Harbor & Terminal District, RB, Series B, AMT, 5.50%, 1/01/29	1,500	1,687,920
Tobacco Settlement Financing Corp., Refunding RB, Asset-Backed, Series A, 5.50%, 5/15/29	1,215	1,334,118

		3,022,038
Massachusetts — 0.8%
Massachusetts HFA, Refunding RB, Series C, AMT, 5.35%, 12/01/42	1,500	1,550,565
Michigan — 3.0%
Royal Oak Hospital Finance Authority Michigan, Refunding RB, William Beaumont Hospital, Series V, 8.25%, 9/01/18 (a)	1,910	2,331,117
State of Michigan Building Authority, Refunding RB, Facilities Program, Series I, 5.00%, 10/15/45 (c)	3,020	3,337,492

		5,668,609
Minnesota — 0.8%
City of Minneapolis Minnesota, Refunding RB, Fairview Health Services, Series B (AGC), 6.50%, 11/15/38	1,325	1,515,482
Municipal Bonds	Par (000)	Value
Mississippi — 2.4%
Mississippi Development Bank, RB, Jackson Water & Sewer System Project (AGM), 6.88%, 12/01/40	$2,595	$3,315,450
Mississippi State University Educational Building Corp., Refunding RB, Mississippi State University Improvement Project, 5.25%, 8/01/38	1,000	1,136,130

		4,451,580
Nevada — 3.8%
County of Clark Nevada, ARB, Las Vegas-McCarran International Airport, Series A (AGM), 5.25%, 7/01/39	1,410	1,579,299
County of Clark Nevada, GO, Limited Tax, 5.00%, 6/01/38	3,500	3,808,560
County of Clark Nevada Water Reclamation District, GO, Series A, 5.25%, 7/01/34	1,500	1,697,580

		7,085,439
New Jersey — 8.0%
New Jersey EDA, RB, The Goethals Bridge Replacement Project, Private Activity Bond, AMT:
5.38%, 1/01/43	3,000	3,213,360
(AGM), 5.00%, 1/01/31	790	869,371
New Jersey Health Care Facilities Financing Authority, RB, Virtua Health, Series A (AGC), 5.50%, 7/01/38	2,100	2,319,576
New Jersey Transportation Trust Fund Authority, RB, Transportation System:
Series A, 5.50%, 6/15/41	1,780	1,876,067
Series A (AGC), 5.63%, 12/15/28	3,170	3,613,768
Series AA, 5.50%, 6/15/39	1,890	2,025,664
Series B, 5.25%, 6/15/36	1,000	1,048,790

		14,966,596
New York — 5.6%
City of New York New York Municipal Water Finance Authority, Refunding RB, 2nd General Resolution, Series EE:
Fiscal 2009, 5.25%, 6/15/40	3,410	3,854,664
Water & Sewer System, 5.38%, 6/15/43	1,305	1,525,832

BLACKROCK MUNIHOLDINGS QUALITY FUND, INC.	JULY 31, 2015	3

Schedule of Investments (continued)	BlackRock MuniHoldings Quality Fund, Inc. (MUS) (Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
New York (concluded)
Hudson Yards Infrastructure Corp., RB, Senior, Fiscal 2012, Series A, 5.75%, 2/15/47	$2,510	$2,858,087
Port Authority of New York & New Jersey, Refunding ARB, Consolidated, 166th Series, 5.25%, 7/15/36	2,000	2,253,840

		10,492,423
Ohio — 1.2%
State of Ohio Turnpike Commission, RB, Junior Lien, Infrastructure Projects, Series A-1, 5.25%, 2/15/31	2,000	2,295,760
Pennsylvania — 2.1%
Pennsylvania Economic Development Financing Authority, RB, The Pennsylvania Rapid Bridge Replacement Project, AMT:
5.00%, 12/31/34	1,170	1,253,363
5.00%, 12/31/38	1,510	1,606,685
Township of Bristol Pennsylvania School District, GO, 5.25%, 6/01/37	1,000	1,135,070

		3,995,118
South Carolina — 3.6%
County of Charleston South Carolina, RB, Special Source, 5.25%, 12/01/38	2,180	2,507,981
County of Charleston South Carolina Airport District, ARB, Series A, AMT:
5.50%, 7/01/38	1,000	1,119,610
6.00%, 7/01/38	1,695	1,957,844
5.50%, 7/01/41	1,000	1,115,250

		6,700,685
Texas — 24.1%
Austin Community College District Public Facility Corp., RB, Educational Facilities Project, Round Rock Campus, 5.25%, 8/01/18 (a)	2,500	2,815,475
Central Texas Turnpike System, Refunding RB, Series C, 5.00%, 8/15/42	1,000	1,069,730
City of Beaumont Texas, GO, Certificates of Obligation, 5.25%, 3/01/37	1,360	1,545,395
Municipal Bonds	Par (000)	Value
Texas (concluded)
City of Houston Texas Utility System, Refunding RB, Combined 1st Lien, Series A (AGC), 6.00%, 11/15/35	$4,000	$4,703,200
Dallas Area Rapid Transit, Refunding RB, Senior Lien, 5.25%, 12/01/38	2,600	2,885,376
Dallas-Fort Worth International Airport, ARB, Joint Improvement, AMT:
Series A, 5.00%, 11/01/38	2,965	3,148,682
Series H, 5.00%, 11/01/37	2,200	2,346,784
Lower Colorado River Authority, Refunding RB, 5.50%, 5/15/33	1,240	1,442,604
North Texas Tollway Authority, RB, Special Projects, Series A, 5.50%, 9/01/41	4,250	5,007,690
North Texas Tollway Authority, Refunding RB, 1st Tier System:
Series A (NPFGC), 5.63%, 1/01/33	6,585	7,173,040
Series A (NPFGC), 5.75%, 1/01/40	4,885	5,357,526
Series B (NPFGC), 5.75%, 1/01/40	6,275	6,881,981
Red River Education Financing Corp., RB, Texas Christian University Project, 5.25%, 3/15/38	620	705,343

		45,082,826
Virginia — 1.1%
City of Lexington Virginia IDA, RB, Washington & Lee University, 5.00%, 1/01/43	570	626,299
Virginia Public School Authority, RB, Fluvanna County School Financing, 6.50%, 12/01/18 (a)	1,300	1,537,016

		2,163,315
Washington — 1.5%
City of Seattle Washington Municipal Light & Power, Refunding RB, Series A, 5.25%, 2/01/36	1,375	1,552,348
State of Washington, GO, Various Purposes, Series B, 5.25%, 2/01/36	1,075	1,245,312

		2,797,660
Total Municipal Bonds — 133.2%		249,696,174

4	BLACKROCK MUNIHOLDINGS QUALITY FUND, INC.	JULY 31, 2015

Schedule of Investments (continued)	BlackRock MuniHoldings Quality Fund, Inc. (MUS) (Percentages shown are based on Net Assets)

Municipal Bonds Transferred to Tender Option Bond Trusts (d)	Par (000)	Value
Colorado — 3.2%
Colorado Health Facilities Authority, RB, Catholic Health, Series C-3 (AGM), 5.10%, 10/01/41	$5,610	$5,919,391
District of Columbia — 0.6%
District of Columbia Water & Sewer Authority, Refunding RB, Senior Lien, Series A, 6.00%, 10/01/18 (a)(e)	1,039	1,201,102
Florida — 4.7%
County of Lee Florida Housing Finance Authority, RB, S/F Housing, Multi-County Program, Series A-2, AMT (Ginnie Mae), 6.00%, 9/01/40	304	308,431
County of Miami-Dade Florida, GO, Building Better Communities Program, Series B-1, 6.00%, 7/01/38	7,500	8,495,250

		8,803,681
Illinois — 1.4%
City of Chicago Illinois, Refunding RB, Waterworks, 2nd Lien (AGM), 5.25%, 11/01/33	2,508	2,694,982
Kentucky — 0.9%
Kentucky State Property & Building Commission, Refunding RB, Project No. 93 (AGC), 5.25%, 2/01/27	1,406	1,582,733
Nevada — 5.4%
County of Clark Nevada Water Reclamation District, GO:
Limited Tax, 6.00%, 7/01/18 (a)	5,000	5,726,150
Series B, 5.50%, 7/01/29	3,749	4,295,379

		10,021,529
New Jersey — 1.3%
New Jersey Housing & Mortgage Finance Agency, RB, S/F Housing, Series CC, 5.25%, 10/01/29	2,291	2,416,021
Municipal Bonds Transferred to Tender Option Bond Trusts (d)	Par (000)	Value
New York — 5.2%
City of New York New York Transitional Finance Authority, BARB, Fiscal 2009, Series S-3, 5.25%, 1/15/39	$1,400	$1,556,656
New York Liberty Development Corp., RB, 1 World Trade Center Port Authority Consolidated Bonds, 5.25%, 12/15/43	4,530	5,201,935
New York Liberty Development Corp., Refunding RB, 4 World Trade Center Project, 5.75%, 11/15/51 (e)	2,660	3,066,395

		9,824,986
Utah — 0.6%
City of Riverton Utah, RB, IHC Health Services, Inc., 5.00%, 8/15/41	1,004	1,093,419
Total Municipal Bonds Transferred to Tender Option Bond Trusts — 23.3%		43,557,844
Total Long-Term Investments (Cost — $268,148,347) — 156.5%		293,254,018

Short-Term Securities	Shares
FFI Institutional Tax-Exempt Fund, 0.01% (f)(g)	4,265,377	4,265,377
Total Short-Term Securities (Cost — $4,265,377) — 2.3%		4,265,377
Total Investments (Cost — $272,413,724*) — 158.8%		297,519,395
Liabilities in Excess of Other Assets — (0.7)%		(1,162,270)
Liability for TOB Trust Certificates, Including Interest Expense and Fees Payable — (11.7)%		(21,943,967)
VMTP Shares, at Liquidation Value — (46.4)%		(87,000,000)

Net Assets Applicable to Common Shares — 100.0%		$187,413,158

*	As of July 31, 2015, gross unrealized appreciation and depreciation based on cost for federal income tax purposes were as follows:

Tax cost	$250,795,620

Gross unrealized appreciation	$25,290,680
Gross unrealized depreciation	(503,623)

Net unrealized appreciation	$24,787,057

BLACKROCK MUNIHOLDINGS QUALITY FUND, INC.	JULY 31, 2015	5

Schedule of Investments (continued)	BlackRock MuniHoldings Quality Fund, Inc. (MUS)

Notes to Schedule of Investments

(a)	U.S. Government securities, held in escrow, are used to pay interest on this security, as well as to retire the bond in full at the date indicated, typically at a premium to par.

(b)	Zero-coupon bond.

(c)	When-issued security. Unsettled when-issued transactions were as follows:

Counterparty	Value	Unrealized Appreciation
J.P. Morgan Securities LLC	$3,337,492	$12,805

(d)	Represent bonds transferred to a TOB Trust in exchange of cash and residual certificates received by the Fund. These bonds serve as collateral in a secured borrowing.

(e)	All or a portion of security is subject to a recourse agreement, which may require the Fund to pay the liquidity provider in the event there is a shortfall between the TOB Trust Certificates and proceeds received from the sale of the security contributed to the TOB Trust. In the case of a shortfall, the aggregate maximum potential amount the Fund could ultimately be required to pay under the agreement, which expires from October 1, 2016 to November 15, 2019, is $2,225,646.

(f)	During the period ended July 31, 2015, investments in issuers considered to be an affiliate of the Fund for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at April 30, 2015	Net Activity	Shares Held at July 31, 2015	Income
FFI Institutional Tax-Exempt Fund	3,776,544	488,833	4,265,377	$211

(g)	Represents the current yield as of report date.

Portfolio Abbreviations

AGC	Assured Guarantee Corp.
AGM	Assured Guaranty Municipal Corp.
AMT	Alternative Minimum Tax (subject to)
ARB	Airport Revenue Bonds
BARB	Building Aid Revenue Bonds
CAB	Capital Appreciation Bonds
COP	Certificates of Participation
EDA	Economic Development Authority
GARB	General Airport Revenue Bonds
GO	General Obligation Bonds
HFA	Housing Finance Agency
IDA	Industrial Development Authority
IDB	Industrial Development Board
LRB	Lease Revenue Bonds
NPFGC	National Public Finance Guarantee Corp.
RB	Revenue Bonds
S/F	Single-Family

•	Financial Futures Contracts

Contracts Short	Issue	Exchange	Expiration	Notional Value	Unrealized Depreciation
(129)	10-Year U.S. Treasury Note	Chicago Board of Trade	September 2015	$16,439,438	$(20,343)

6	BLACKROCK MUNIHOLDINGS QUALITY FUND, INC.	JULY 31, 2015

Schedule of Investments (continued)	BlackRock MuniHoldings Quality Fund, Inc. (MUS)

Fair Value Hierarchy as of July 31, 2015

•

Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 – unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 – other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 – unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments are typically categorized as level 3.

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investments and derivative financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and derivative financial instruments, refer to the Fund’s most recent financial statements as contained in its annual report.

As of July 31, 2015, the following tables summarize the Fund’s investments and derivative financial instruments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments[1]	—	$293,254,018	—	$293,254,018
Short-Term Securities	$4,265,377	—	—	4,265,377

Total	$4,265,377	$293,254,018	—	$297,519,395

[1] See above Schedule of Investments for values in each state or political subdivision.
	Level 1	Level 2	Level 3	Total
Derivative Financial Instruments[2]
Liabilities:
Interest rate contracts	$(20,343)	—	—	$(20,343)

[2] Derivative financial instruments are financial futures contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

BLACKROCK MUNIHOLDINGS QUALITY FUND, INC.	JULY 31, 2015	7

Schedule of Investments (concluded)	BlackRock MuniHoldings Quality Fund, Inc. (MUS)

The Fund may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial reporting purposes. As of July 31, 2015, such assets and/or liabilities are categorized within the disclosure hierarchy as follows:

	Level 1	Level 2	Level 3	Total
Assets:
Cash pledged for financial futures contracts	$174,150	—	—	$174,150
Liabilities:
TOB Trust Certificates	—	$(21,936,718)	—	(21,936,718)
VMTP Shares	—	(87,000,000)	—	(87,000,000)

Total	$174,150	$(108,936,718)	—	$(108,762,568)

During the period ended July 31, 2015, there were no transfers between levels.

8	BLACKROCK MUNIHOLDINGS QUALITY FUND, INC.	JULY 31, 2015

Item 2	–	Controls and Procedures

2(a) –		The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) –		There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3	–	Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock MuniHoldings Quality Fund, Inc.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock MuniHoldings Quality Fund, Inc.

Date: September 22, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock MuniHoldings Quality Fund, Inc.

Date: September 22, 2015

By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock MuniHoldings Quality Fund, Inc.

Date: September 22, 2015